Issued Capital	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Issued Capital
17.	Issued Capital

(in thousands)	Note	June 30 2024	December 31 2023

Issued capital

Share capital issued and outstanding: 453,635,246 common shares (December 31, 2023: 453,069,254 common shares)	17.1	$3,796,172	$3,777,323

17.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at June 30, 2024 and 2023, the Company had no preference shares outstanding.
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2023 to June 30, 2024 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2023	452,318,526

Share purchase options exercised 1	397,636	Cdn$31.17

Restricted share units released 1	59,672	Cdn$0.00

At March 31, 2023	452,775,834

Share purchase options exercised 1	32,611	Cdn$35.78

Restricted share units released 1	60,155	Cdn$0.00

Dividend reinvestment plan 2	100,732	US$47.23

At June 30, 2023	452,969,332

Share purchase options exercised 1	58,675	Cdn$42.36

Dividend reinvestment plan 2	41,247	US$45.50

At December 31, 2023	453,069,254

Share purchase options exercised 1	158,148	Cdn$33.20

Restricted share units released 1	68,277	Cdn$0.00

At March 31, 2024	453,295,679

Share purchase options exercised 1	311,211	Cdn$36.79

Restricted share units released 1	1,217	Cdn$0.00

Dividend reinvestment plan 2	27,139	US$51.95

At June 30, 2024	453,635,246

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.

At the Market Equity Program
The Company has established an
at-the-market
equity program (the “ATM Program”) that allows the Company to issue up to $300 million worth of common shares from treasury (“Common Shares”) to the public from time to time at the Company’s discretion and subject to regulatory requirements. The ATM Program will be effective until the date that all Common Shares available for issue under the ATM Program have been issued or the ATM Program is terminated prior to such date by the Company or the agents.
Wheaton intends that the net proceeds from the ATM Program, if any, will be available as one potential source of funding for stream acquisitions and/or other general corporate purposes including the repayment of indebtedness. As at June 30, 2024 and 2023, the Company has not issued any shares under the ATM program.

17.2.	Dividends Declared

	Three Months Ended June 30				Six Months Ended June 30

(in thousands, except per share amounts)	2024		2023		2024		2023

Dividends declared per share	$0.155		$0.150		$0.310		$0.300

Average number of shares eligible for dividend	453,376		452,919		453,334		452,827

Total dividends declared	$70,273		$67,938		$140,534		$135,848

Paid as follows:

Cash	$69,913	99%	$65,857	97%	$139,124	99%	$131,091	96%

DRIP 1	360	1%	2,081	3%	1,410	1%	4,757	4%

Total dividends declared	$70,273	100%	$67,938	100%	$140,534	100%	$135,848	100%

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.